                                                         RIVERSOURCE(SM) [LOGO]
                                                              INVESTMENTS

     STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - SEPT. 29, 2006<F*>

  RIVERSOURCE VARIABLE PORTFOLIO FUNDS FOR RIVERSOURCE VARIABLE PORTFOLIO -
               SELECT VALUE FUND (APRIL 24, 2006) S-6466-20 AA

For RiverSource Variable Portfolio - Select Value Fund -- The information under Table 15 has been revised to delete information regarding GAMCO Asset Management Inc. and add information regarding Systematic Financial Management, L.P. and WEDGE Capital Management L.L.P.

                                   TABLE 15. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES
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     FUND                          SUBADVISER NAME                   PARENT COMPANY, IF ANY              FEE SCHEDULE
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FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
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
Select Value   Systematic Financial Management, L.P. (Systematic)<fa>         <FA>            0.50% on the first $50 million,
               (effective Sept. 29, 2006)                                                     reducing to 0.30% as assets increase
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               WEDGE Capital Management L.L.P. (WEDGE)<fa>                     N/A            0.75% on the first $10 million,
               (effective Sept. 29, 2006)                                                     reducing to 0.30% as assets increase
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
<fa>   Based on the combined net assets subject to the subadviser's investment management.
<FA> - Systematic is an affiliate of Affiliated Managers Group.

For RiverSource Variable Portfolio - Select Value Fund -- The information under Table 16 has been revised to add information regarding Systematic Financial Management, L.P. and WEDGE Capital Management L.L.P.

                                                     TABLE 16. SUBADVISORY FEES
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                                                                                                    SUBADVISORY FEES PAID
FUND                 SUBADVISER                                                          2006               2005           2004
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FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
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
Select Value         Systematic                                                           N/A                 N/A           N/A
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                     WEDGE                                                                N/A                 N/A            NA
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                     Former Subadviser: GAMCO Asset Management Inc. (from inception to
                     September 2006)                                                      N/A<Fa>          59,064        13,489<Fb>
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
<Fa> The fee for 2006 has not yet been paid.

<Fb> For fiscal period from Feb. 4, 2004 (date the Fund became available) to
     Aug. 31, 2004.

--------------------------------------------------------------------------------
S-6466-86 A (9/06)
Valid until next update

<F*>Destroy Oct. 30, 2006

For RiverSource Variable Portfolio - Select Value Fund -- The information under Table 17 has been revised to delete information regarding GAMCO Asset Management Inc. and add information regarding Systematic Financial Management, L.P. and WEDGE Capital Management L.L.P.

                                                    TABLE 17. PORTFOLIO MANAGERS
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                                           OTHER ACCOUNTS MANAGED (excluding the fund)
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                                                                              PERFORMANCE   OWNERSHIP   POTENTIAL
                                          NUMBER AND TYPE     APPROXIMATE        BASED       OF FUND    CONFLICTS    STRUCTURE OF
     FUND     PORTFOLIO MANAGER           OF ACCOUNT<F**>   TOTAL NET ASSETS  ACCOUNTS<Fa>  SHARES<Fb> OF INTEREST   COMPENSATION
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FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
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
Select Value  Systematic:              5 RICS                $780 million                   None           <F1>          <F3>
              Ron Mushock              5 PIVS                $437 million
              ------------------------
              Systematic:              85 separately         $4.9 billion      1 account
              Kevin McCreesh           managed institutional                   $191 million
                                       accounts
                                       11 Broker-Dealer      $168 million
                                       Sponsored Programs
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              WEDGE: R. Michael James  1 RIC                 $0.070 billion                 None           <F2>          <F4>
                                       181 Other             $2.600 billion
              ------------------------                                                      ------------
              WEDGE: Peter F. Bridge                                                        None

              ------------------------                                                      ------------
              WEDGE: Paul M. VeZolles                                                       None

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
<F**>RIC refers to a Registered Investment Company; PIV refers to a Pooled
     Investment Vehicle.

<Fa> Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

<Fb> All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

POTENTIAL CONFLICTS OF INTEREST

<F1> Systematic Financial Management, L.P. is an affiliated firm of
     Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are designed to prevent such conflicts of interest.

<F2> During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

STRUCTURE OF COMPENSATION

<F3> Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

<F4> WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.

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